Revenue recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue recognition
Schedule of revenue components

Net sales to external customers by region

EURm	2022	2021	2020
Asia Pacific	2 648	2 472	2 652
Europe	6 662	6 313	6 092
Greater China	1 581	1 512	1 497
India	1 290	1 035	953
Latin America	1 223	983	954
Middle East & Africa	1 969	1 771	1 886
North America	8 388	7 187	7 121
Submarine Networks	1 150	929	697
Total	24 911	22 202	21 852

Net sales by customer type

EURm	2022	2021	2020
Communications service providers	19 921	17 977	17 954
Enterprise	1 997	1 575	1 571
Licensees	1 595	1 502	1 402
Other(1)	1 398	1 148	925
Total	24 911	22 202	21 852

(1) Includes net sales of Submarine Networks which operates in a different market, and Radio Frequency Systems (RFS), which is being managed as a separate entity, and certain other items, such as eliminations of inter-segment revenues. Submarine Networks and RFS net sales also include revenue from communications service providers and enterprise customers.

Schedule of unsatisfied performance obligations

	2022	2021
Within 1 year	75%	73%
2-3 years	21%	24%
More than 3 years	4%	3%
Total	100%	100%